Summary of Significant Accounting Policies - Estimated Useful Lives of Property and Equipment, Net (Detail)	12 Months Ended
Dec. 31, 2015
Minimum | Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Minimum | Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Minimum | Containers
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Minimum | Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Minimum | Building and Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Maximum | Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	10 years
Maximum | Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	10 years
Maximum | Containers
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	15 years
Maximum | Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	7 years
Maximum | Building and Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	39 years